Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Balanced Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2014
T. Rowe Price Balanced Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Balanced Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.10%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figures shown in the fee table do not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses and excludes expenses permanently waived as a result of investments in other T. Rowe Price mutual funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities. The fund will invest at least 25% of total assets in fixed income senior securities and may invest up to 35% of its total assets in foreign securities.

When deciding upon overall allocations between stocks and fixed income securities, the portfolio manager may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the portfolio manager may favor stocks. The fund will invest in bonds, including foreign issues, which are primarily investment grade (i.e, assigned one of the four highest credit ratings) and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the portfolio manager’s outlook for interest rates.

When selecting particular stocks, the manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and international stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon T. Rowe Price’s proprietary stock research expertise. While the fund maintains a well-diversified portfolio, its portfolio manager may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

Much the same security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield “junk” bonds, mortgage- and asset-backed securities, international bonds and emerging market bonds), we weigh such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund’s management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

		Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. The fund could underperform other funds with similar objectives and investment strategies if the fund's overall asset allocation or security selection strategies fail to produce the intended results.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

To the extent the fund invests in small- and mid-capitalization stocks, its share price is likely to be more volatile than that of a fund that invests only in larger companies. Small- and medium-sized companies often have less experienced management, more limited financial resources, and less publicly available information than larger companies. Stocks of smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions. To the extent the fund invests in companies that derive their profits from commodities and other real assets, it is subject to the risk that periods of low inflation will lessen relative returns and cause the fund to underperform other comparable stock funds.

Risks of bond investing Bonds have three main sources of risk. Interest rate risk is the risk that a rise in interest rates will cause the price of a debt security held by the fund to fall. Securities with longer maturities typically suffer greater declines than those with shorter maturities. Mortgage-backed securities can react somewhat differently to interest rate changes because falling rates can cause losses of principal due to increased mortgage prepayments and rising rates can lead to decreased prepayments and greater volatility. Credit risk is the risk that an issuer of a debt security will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates. Liquidity risk is the risk that the fund may not be able to sell a holding in a timely manner or at a desired price.

While the fund's direct bond investments are expected to primarily be investment-grade, the fund may invest in bonds that are rated below investment-grade, also known as high yield or "junk" bonds, including those with the lowest credit rating. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, the securities they issue carry a higher risk of default and should be considered speculative. The fund's exposure to credit risk, in particular, is increased to the extent it invests in high yield bonds.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

		Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Balanced Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	15.41%
Worst Quarter	12/31/08	-15.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price Balanced Fund, Inc. | T. Rowe Price Balanced Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%	[2]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.64%	[2]
1 year	rr_ExpenseExampleYear01	65
3 years	rr_ExpenseExampleYear03	205
5 years	rr_ExpenseExampleYear05	357
10 years	rr_ExpenseExampleYear10	$ 798
2004	rr_AnnualReturn2004	10.32%
2005	rr_AnnualReturn2005	5.52%
2006	rr_AnnualReturn2006	13.73%
2007	rr_AnnualReturn2007	7.18%
2008	rr_AnnualReturn2008	(28.43%)
2009	rr_AnnualReturn2009	28.28%
2010	rr_AnnualReturn2010	12.51%
2011	rr_AnnualReturn2011	0.90%
2012	rr_AnnualReturn2012	13.95%
2013	rr_AnnualReturn2013	19.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.68%)
1 Year	rr_AverageAnnualReturnYear01	19.25%
5 Years	rr_AverageAnnualReturnYear05	14.63%
10 Years	rr_AverageAnnualReturnYear10	7.23%
T. Rowe Price Balanced Fund, Inc. | Returns after taxes on distributions | T. Rowe Price Balanced Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.37%
5 Years	rr_AverageAnnualReturnYear05	13.64%
10 Years	rr_AverageAnnualReturnYear10	6.14%
T. Rowe Price Balanced Fund, Inc. | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Balanced Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.87%
5 Years	rr_AverageAnnualReturnYear05	11.60%
10 Years	rr_AverageAnnualReturnYear10	5.65%
T. Rowe Price Balanced Fund, Inc. | Morningstar Moderate Target Risk (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.29%
5 Years	rr_AverageAnnualReturnYear05	12.00%
10 Years	rr_AverageAnnualReturnYear10	7.22%
T. Rowe Price Balanced Fund, Inc. | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.75%	[4]
5 Years	rr_AverageAnnualReturnYear05	12.27%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.58%	[4]
T. Rowe Price Balanced Fund, Inc. | Lipper Balanced Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.39%
5 Years	rr_AverageAnnualReturnYear05	12.62%
10 Years	rr_AverageAnnualReturnYear10	6.19%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	The figures shown in the fee table do not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses and excludes expenses permanently waived as a result of investments in other T. Rowe Price mutual funds.
[3]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 50% domestic stocks (S&P 500 Index), 40% bonds (Barclays U.S. Aggregate Index), and 10% international stocks (MSCI EAFE Index) through 4/30/08. From 5/1/08 through 4/30/11, the portfolio was composed of 52% domestic stocks (S&P 500 Index), 35% bonds (Barclays U.S. Aggregate Index), and 13% international stocks (MSCI EAFE Index). From 5/1/11 through 7/31/12, the portfolio was composed of 52%-45.5% domestic stocks (S&P 500 Index), 35% bonds (Barclays U.S. Aggregate Index), and 13%-19.5% international stocks (MSCI EAFE Index). Since 8/1/12, the portfolio has been composed of 45.5% domestic stocks (S&P 500 Index), 35% bonds (Barclays U.S. Aggregate Index), and 19.5% international stocks (MSCI EAFE Index). The indices and percentages may vary over time.